Debt Instruments at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2021
Debt Instruments At Amortized Cost [Abstract]
Summary of Debt Instruments at Amortized Cost

As at December 31, 2021 and 2020, this account consists of:

	2021	2020
	(in million pesos)
Retail Treasury Bonds	400	—
Time deposits	207	1,153
GT Capital Bond	—	—
	607	1,153
Less: Current portion of debt instrument at amortized cost (Note 28)	207	—
Noncurrent portion of debt instrument at amortized cost (Note 28)	400	1,153